Going Concern	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern
2.	Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. However, the Company has incurred significant losses, has a working capital deficit as of April 30, 2016 of $1,653,576 and is dependent on generating sufficient revenues and/or obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to generate sufficient revenues and/or obtain the necessary funding it could cease operations as a new enterprise. This raises substantial doubt about the Company’s ability to continue as a going concern. Management’s plans include seeking additional financing in the form of debt financing and/or equity financing from the sale of the Company’s common stock and/or in the form of financing from the sale of interests in the Company’s current and/or prospective products. Such funds may also be derived pursuant to licensing agreements. There is no guarantee that additional capital or debt financing will be available when and to the extent required, or that if available, it will be on terms acceptable to the Company. These financial statements do not include any adjustments that might result from this uncertainty.

2.	Going Concern

The accompanying financial statements have been prepared assuming Opiant will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. However, the Company has incurred significant losses, a working capital deficit as of July 31, 2015 of $3,107,160 and is dependent on generating sufficient revenues and/or obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to generate sufficient revenues and/or obtain the necessary funding it could cease operations as a new enterprise. This raises substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments that might result from this uncertainty.